Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Basic and diluted net loss per share attributable to common stockholders, basic (in dollars per share)		$ (1.72)	$ (2.87)	$ (2.89)
Basic and diluted net loss per share attributable to common stockholders, diluted (in dollars per share)		$ (1.72)	$ (2.87)	$ (2.89)
Depreciation		$ 37.8	$ 52.7	$ 69.1
Change in accounting estimate, property and equipment useful life
Property, Plant and Equipment [Line Items]
Basic and diluted net loss per share attributable to common stockholders, basic (in dollars per share)		$ (0.22)
Basic and diluted net loss per share attributable to common stockholders, diluted (in dollars per share)		$ (0.22)
Depreciation		$ (17.6)
Computer equipment and purchased software
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Office furniture, equipment and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Satellites
Property, Plant and Equipment [Line Items]
Estimated useful life	9 years		6 years
Depreciation		$ 33.0	$ 44.2	$ 58.6
Satellites | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life		2 years 2 months 12 days
Satellites | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life		9 years
Ground stations and ground station equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Ground stations and ground station equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life		10 years